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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.   Name and address of issuer: UBS Financial Services Inc.
                                 1200 Harbor Blvd.
                                 Weehawken, New Jersey 07086

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

     Equity Opportunity Trust
     Value Select Ten Series 2008D

3.   Investment Company Act File Number: 811-3722

     Securities Act File Number: 333-152066

4(a). Last day of fiscal year for which this Form is filed: 12/31/08

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

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     (i)    Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):             $15,095,338

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $   774,822

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                             $         0

     (iv)   Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                     $   774,822

     (v)    Net sales -- If Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:            $14,320,516

     (vi)   Redemption credits available for use in future
            years -- If Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                          ($0)

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                        x.0000558

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" If no fee is due): =                $    799.08
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6.   Prepaid Shares

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     If the response to Item 5(i) was determined by deducting
     an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in
     effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted
     here: 0. If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining
     unsold at the end of the fiscal year for which this form
     is filed that are available for use by the issuer in
     future fiscal years, then state that number here:                       0.

7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:                     + $ 0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       = $ 799.08

9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:                     03/23/09

          Method of Delivery:

               [x]  Wire Transfer
               [ ]  Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ ANDREW TURNER
                              Andrew Turner
                              Associate Director

Date: March 24, 2009